SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of weighted average assumptions

2021
Dividend yield	—
Expected annual volatility	42.1%
Risk-free interest rate	1.28%
Expected life of the awards (years)	7.24

Schedule of share-based compensation expenses

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Restricted Share Units (“RSUs”)	15,651	17,576	21,225	236.7
Synthetic Options and Business Unit Equity Awards	1,925	5,396	9,556	106.5
RSUs in respect of the Self-Driving Group	1,280	304	433	4.8
Share options	493	395	341	3.8
Performance Share Units (“PSUs”)	1,277	307	51	0.6
RSUs and Options in respect of MLU Group	203	—	—	—
Other	—	60	170	1.9
Total share‑based compensation expenses	20,829	24,038	31,776	354.3

Summary of awards activity for the Company

	Share Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2022	2,895,300	$44.32	75,000	$32.85	11,939,720	—	171,979	—
Forfeited	—	—	—	—	(306,519)	—	—	—
Cancelled	—	—	—	—	(4,608,186)	—	—	—
Outstanding as of December 31, 2023	2,895,300	$44.32	75,000	$32.85	7,025,015	—	171,979	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$36.62	Option	1,068,554	5.59	$—	734,631	5.59	$—
$40.00	Option	1,176,746	4.13	—	1,176,746	4.13	—
$64.79	Option	650,000	7.39	—	390,000	7.39	—
Total Share options		2,895,300	5.40	—	2,301,377	5.15	—
$32.85	SARs	75,000	0.40	—	75,000	0.40	—
Total SARs		75,000	0.40	—	75,000	0.40	—
Total RSUs	RSU	7,025,015	5.56	199.7	6,223,661	5.36	176.9
Total PSUs	PSU	171,979	7.32	4.9	—	—	—
Total Share options, SARs, RSUs and PSUs		10,167,294	5.51	$204.6	8,600,038	5.26	$176.9

Summary of information about non-vested share awards

	Share Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2022	723,923	$21.94	5,725,549	$54.47	171,979	$97.51
Vested	(130,000)	27.05	(61,496)	41.31	—	—
Forfeited	—	—	(306,519)	56.44	—	—
Cancelled	—	—	(4,556,180)	55.16	—	—
Non-vested as of December 31, 2023	593,923	$20.82	801,354	$50.77	171,979	$97.51

Synthetic Options And PSU's
Schedule of weighted average assumptions

	2021	2022	2023
Dividend yield	—	—	—
Business unit’s expected annual volatility	30.2-78.5%	30.9 - 75.2%	30.5 - 86.0%
Risk-free interest rate	0.29-1.00%	1.54 - 8.83%	9.11-12.78%

Synthetic Options Equity Incentive Plans
Summary of awards activity for the Company

	Synthetic Options and Business Units Equity Awards
			Weighted
			average exercise
	Quantity		price per share
Outstanding as of December 31, 2022	4,067,306	RUB	1,704.8
Granted	2,163,779		1,494.6
Exercised	(369,112)		879.0
Forfeited	(237,752)		1,659.6
Cancelled	(309,475)		4,426.4
Outstanding as of December 31, 2023	5,314,746	RUB	1,520.2

Summary of information about outstanding and exercisable awards

	Awards Outstanding		Awards Exercisable
		Average		Average
		Remaining		Remaining
	Number	Contractual	Number	Contractual
	outstanding	Life (in years)	exercisable	Life (in years)
Total Synthetic Options and Business Units Equity Awards	5,314,746	7.98	2,664,501	6.80

Summary of information about non-vested share awards

	Synthetic Options and Business Units Equity Awards
			Weighted
			Average Grant
	Quantity		Date Fair Value
Non-vested as of December 31, 2022	1,991,383	RUB	3,405.1
Granted	2,163,779		1,665.1
Vested	(959,015)		2,343.6
Forfeited	(237,752)		3,639.1
Cancelled	(308,150)		6,038.7
Non-vested as of December 31, 2023	2,650,245	RUB	2,041.3

Self-Driving Group 2021 Equity Incentive Plan
Summary of awards activity for the Company

	SDG RSUs
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2022	2,103,533	$—
Forfeited	(28,000)
Outstanding as of December 31, 2023	2,075,533	$—

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total SDG RSUs	RSU	2,075,533	7.15	1,834,496	7.13

Summary of information about non-vested share awards

SDG RSUs
Quantity
Non-vested as of December 31, 2022	619,623
Vested	(350,586)
Forfeited	(28,000)
Non-vested as of December 31, 2023	241,037